Investments in Subsidiaries - Details of Significant Subsidiaries of the Group (Detail)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Guangxi Yuchai Machinery Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People’s Republic of China
Place of business	People’s Republic of China
Group's effective equity interest	76.40%	76.40%
Guangxi Yuchai Marine and Genset Power Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	People’s Republic of China
Place of business	People’s Republic of China
Group's effective equity interest	76.40%	76.40%
Yuchai Xin-Lan New Energy Power Technology Co., Ltd [Member]
Disclosure of subsidiaries [line items]
Place of incorporation	People’s Republic of China
Place of business	People’s Republic of China
Group's effective equity interest	69.50%	76.40%
Guangxi Yuchai Machinery Monopoly Development Company Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	People’s Republic of China
Place of business	People’s Republic of China
Group's effective equity interest	54.90%	54.90%
Guangxi Yuchai Foundry Co., Ltd (formerly known as Guangxi Yuchai Accessories Manufacturing Company Limited)
Disclosure of subsidiaries [line items]
Place of incorporation	People’s Republic of China
Place of business	People’s Republic of China
Group's effective equity interest	76.40%	76.40%
HL Global Enterprises Limited [member]
Disclosure of subsidiaries [line items]
Place of incorporation	Singapore
Place of business	Singapore
Group's effective equity interest	50.20%	50.20%